Note 5 - Note Payable: February 2018 Agreement (Details) - USD ($)	1 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Aug. 31, 2018	Feb. 23, 2018	Sep. 30, 2018	Dec. 31, 2018	Mar. 31, 2018
Other Expenses				$ 113,623
Pacific Leaf Ventures Lp
Royalty Buyout Payment					$ 2,309,818
Royalty Expense			$ 1,530,000	1,530,000	269,818
Other Expenses		$ 250,000	$ 3,100,000	$ 3,045,925	510,000
Other Prepaid Expense, Current					1,530,000
Cash Payment 1 | Pacific Leaf Ventures Lp
Royalty Buyout Payment	$ 1,000,000				1,269,818
Royalty Expense	$ 1,500,000				269,818
Other Expenses					250,000
Other Prepaid Expense, Current					750,000
Share Payment1 | Pacific Leaf Ventures Lp
Royalty Buyout Payment					1,040,000
Royalty Expense					0
Other Expenses					260,000
Other Prepaid Expense, Current					$ 780,000